Stock-Based Compensation - Schedule of Stock Option (Details) (10K) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stock option	8,591,017	12,656,067
September 2014 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	583,059	583,059
Expiration date	Dec. 27, 2025	Dec. 27, 2025
November 2014 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	174,918	174,918
Expiration date	Dec. 27, 2025	Dec. 27, 2025
August 2015 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	3,121,787	3,121,787
Expiration date	Dec. 27, 2025	Dec. 27, 2025
September 2015 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	300,000	300,000
Expiration date	Dec. 27, 2025	Dec. 27, 2025
November 2015 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	1,224,640	1,224,640
Expiration date	Dec. 27, 2025	Dec. 27, 2025
December 2015 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	889,822	889,822
Expiration date	Dec. 27, 2025	Dec. 27, 2025
January 2016 [Member]
Exercise price	$ 1.59	$ 1.59
Stock option	1,275,786	5,401,092
Expiration date	Jan. 09, 2026	Jan. 09, 2026
March 2016 [Member]
Exercise price	$ 2.05	$ 2.05
Stock option	54,000	54,000
Expiration date	Feb. 24, 2021	Feb. 24, 2021
May 2016 [Member]
Exercise price	$ 2.05	$ 2.05
Stock option	807,434	807,434
Expiration date	May 26, 2026	May 26, 2026
June 2016 [Member]
Exercise price	$ 2.05	$ 2.05
Stock option	99,315	99,315
Expiration date	May 31, 2026	May 31, 2026